UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6474
Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	07/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth And Income Fund, Inc.
July 31, 2007 (Unaudited)

Common Stocks--96.9%	Shares	Value ($)

Consumer Discretionary--6.3%
Bed Bath & Beyond	191,944 a	6,648,940
Best Buy	259,109	11,553,670
Gap	524,525	9,021,830
Home Depot	144,123	5,357,052
Omnicom Group	150,354	7,798,862
Starbucks	69,684 a	1,859,169
Walt Disney	163,688	5,401,704
		47,641,227
Consumer Staples--11.7%
Altria Group	143,355	9,528,807
Avon Products	201,220	7,245,932
Cadbury Schweppes, ADR	94,134	4,681,284
Clorox	146,476	8,855,939
Colgate-Palmolive	87,868	5,799,288
Kraft Foods, Cl. A	99,204	3,248,931
PepsiCo	60,022	3,938,644
Procter & Gamble	232,999	14,413,318
Unilever (NY Shares)	151,058	4,571,015
Wal-Mart Stores	434,050	19,944,597
Whole Foods Market	174,438	6,461,184
		88,688,939
Energy--5.1%
Chevron	86,042	7,335,941
Exxon Mobil	264,310	22,500,710
Schlumberger	93,593	8,865,129
		38,701,780
Exchange Traded Funds--4.6%
iShares Russell 1000 Growth Index
Fund	159,940	9,335,698
Powershares QQQ	278,845 b	13,253,503
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	84,451	12,306,200
		34,895,401
Financial--9.6%
American International Group	85,198	5,468,008
Bank of America	1	47
Charles Schwab	493,950	9,943,213
Citigroup	254,462	11,850,295
CME Group	13,608	7,518,420
Discover Financial Services	53,624 a	1,236,033
Goldman Sachs Group	33,828	6,371,166
Lincoln National	111,950	6,752,824
Morgan Stanley	107,249	6,849,994
State Street	76,873	5,152,797
Unum Group	478,351	11,623,929
		72,766,726
Health Care--15.2%
Allergan	200,030	11,627,744
Amylin Pharmaceuticals	249,018 a	11,581,827
Covance	58,669 a	4,140,271
Eli Lilly & Co.	73,189	3,958,793

Genentech	90,840 a	6,756,679
Gilead Sciences	293,170 a	10,914,719
Johnson & Johnson	109,195	6,606,298
Medtronic	153,159	7,760,567
Merck & Co.	119,977	5,956,858
Pfizer	227,617	5,351,276
Pharmaceutical Product Development	221,770	7,429,295
Schering-Plough	288,957	8,246,833
Thermo Fisher Scientific	306,862 a	16,021,265
Wyeth	193,246	9,376,296
		115,728,721
Industrial--5.4%
Canadian National Railway	116,556	6,076,064
FedEx	29,171	3,230,397
General Electric	619,989	24,030,774
Waste Management	204,973	7,795,123
		41,132,358
Information Technology--38.2%
Adobe Systems	480,423 a	19,356,243
Akamai Technologies	43,454 a	1,475,698
Alcatel-Lucent, ADR	799,819	9,277,900
Apple	205,048 a	27,017,124
Autodesk	85,458 a	3,620,855
Automatic Data Processing	130,145	6,041,331
Broadcom, Cl. A	296,699 a	9,734,694
Cisco Systems	819,039 a	23,678,417
Corning	351,912	8,389,582
Diebold	176,418	8,939,100
eBay	225,237 a	7,297,679
Electronic Arts	255,885 a	12,446,246
EMC/Massachusetts	430,587 a	7,970,165
Fairchild Semiconductor
International	221,838 a	4,048,544
Google, Cl. A	21,087 a	10,754,370
Hewlett-Packard	370,522	17,055,128
Intersil, Cl. A	192,343	5,626,033
Juniper Networks	300,692 a	9,008,732
KLA-Tencor	108,702	6,173,187
Marvell Technology Group	558,045 a	10,044,810
Maxim Integrated Products	248,571	7,879,701
MEMC Electronic Materials	98,633 a	6,048,176
Microsoft	1,120,238	32,475,700
Molex	135,359	3,836,074
SanDisk	208,211 a	11,166,356
Texas Instruments	386,123	13,587,668
Yahoo!	346,060 a	8,045,895
		290,995,408
Materials--.8%
E.I. du Pont de Nemours & Co.	129,888	6,069,666
Total Common Stocks
(cost $663,596,365)		736,620,226

Other Investment--1.9%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $14,277,000)	14,277,000 [c]	14,277,000

Investment of Cash Collateral for
Securities Loaned--1.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $12,547,350)	12,547,350 [c]	12,547,350

Total Investments (cost $690,420,715)	100.5%	763,444,576

Liabilities, Less Cash and Receivables	(.5%)	(3,607,658)

Net Assets	100.0%	759,836,918

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of this security is on loan. At July 31, 2007, the total market value of the fund's securities on loan is
$11,927,511 and the total market value of the collateral held by the fund is $12,547,350.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)